SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands																					1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended
		Jun. 17, 2025 shares	Mar. 17, 2025 shares	Feb. 24, 2025 shares	Feb. 21, 2025	Sep. 16, 2024 USD ($) shares	Sep. 11, 2024 $ / shares shares	Aug. 30, 2024	Aug. 29, 2024 USD ($) shares $ / shares	Jul. 21, 2024 USD ($) $ / shares	Jul. 19, 2024 $ / shares shares	Jul. 10, 2024 USD ($) shares	Jun. 27, 2024 USD ($) $ / shares shares	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 28, 2024 $ / shares shares	Feb. 20, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) shares $ / shares	Sep. 06, 2023 USD ($) $ / shares shares	Jun. 22, 2023 $ / shares shares	Mar. 07, 2023 USD ($) shares $ / shares	Sep. 30, 2024 shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares $ / shares		Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($)	Jun. 30, 2025 € / shares shares		Jun. 16, 2025 $ / shares shares	Jun. 15, 2025 $ / shares shares	Apr. 02, 2025 shares	Mar. 16, 2025 shares	Feb. 23, 2025 shares	Jan. 15, 2025 $ / shares shares	Jan. 14, 2025 $ / shares shares	Dec. 31, 2024 € / shares	Oct. 28, 2024 shares	Aug. 28, 2024 shares	Jul. 15, 2024 $ / shares shares	Jul. 14, 2024 $ / shares shares	Jun. 30, 2024 € / shares	Jun. 21, 2024 $ / shares shares	Apr. 30, 2024 shares	Apr. 24, 2024 shares	Feb. 01, 2024 shares	Jan. 04, 2024 shares	Apr. 25, 2023 shares	Mar. 07, 2023 AUD ($) shares	Jul. 26, 2022 shares
IfrsStatementLineItems [Line Items]
Par value per share, post reserve split | $ / shares																							$ 0.000000000000287			$ 4.7025
Notes and debentures issued | $																																																			$ 828,240
Number of shares issued						793						1,818								1,000,000								579																							1,000,000
Share issue expense | $																				$ 186,000			$ 1,124,000					$ 11,460,000
Number of ordinary shares issued																				848,784
Number of ordinary shares cancelled																				193,500,379
Description of conversion of debt to equity					the Company filed a “shelf” registration statement on Form F-3 with the U.S. Securities and Exchange Commission, registering for sale from time to time, up to $45,000 of any combination of the securities described in the Form F-3, either individually or in units.			In the event of an Event of Default, (i) the 1800 Diagonal Promissory Note shall become immediately due and payable, (ii) the principal and interest balance of the note shall be increased by 150% and (ii) the 1800 Diagonal Promissory Note may be converted into Ordinary Shares of the Company at the sole discretion of the 1800 Diagonal. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the 1800 Diagonal Promissory Note so the 1800 Diagonal beneficially owns less than 4.99% of the Company’s Ordinary Share												shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares
Net proceeds | $														$ 14,723,000									$ 4,219,000					$ 1,979,000
Number of shares commitment fees																												2
Par value per share | € / shares																																							€ 1
Risk-free interest rate																							4.06%
Net proceeds from offering | $																										$ 2,580,000
Capital raise fee | $																										660,000
Incremental fair value granted, modified share-based payment arrangements | $																										209,000
Exercise price of share | $ / shares																$ 508
Underwriter cash fee gross proceeds amount | $																$ 100,000
Number of warrants													32
Exercise price of share | $ / shares													$ 4.7025
Number of value converted | $						$ 23,000																				2,110,000
Debt | $												$ 1,300,000
Issue of convertible shares						793						1,022
Number of options exercised																					48
New deferred shares description																							The new deferred shares of $0.00000000000001 par value with the following rights: (i) each new deferred share shall not entitle the holder thereof to receive notice, attend or vote at general meetings of the Company; (ii) each New Deferred Share shall not entitle the holder thereof to participate in any dividends declared or paid by the Company; and (iii) on a return of capital on a winding up or otherwise, each New Deferred Share shall entitle the holder thereof to receive an amount of US$0.00000000000001 on each deferred share after an amount of $1,000,000,000 has been paid in respect of each ordinary share.
Preferred stock nominal value | $ / shares																							$ 0.0001
Net increase in equity | $																							$ 3,204,000			7,529,000		$ 5,955,000
Investors cost | $																							610,000
Share-based payment expenses | $																							$ 15,274,000		$ 1,623,000	$ 3,657,000		$ 3,269,000	$ 306,000
Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Expected volatility																										71.56%
Risk-free interest rate																										3.82%
Expected term																										2 years 6 months		5 years
Expected dividend as percentage, share options granted																										0.00%		0.00%
Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										670
Number of value converted | $																										$ 2,300,000
Alpha april note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							20,891							20,891				14,235
Expected volatility																										39.78%
Risk-free interest rate																										4.37%
Debt | $																										$ 72,000
Net increase in equity | $																										$ 2,300,000
Alpha july note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							13,287							13,287
Description of conversion of debt to equity											(i) $ 4,989 per share; or (ii) 80% of the 20-trading-day volume-weighted average price (VWAP) preceding the conversion date, subject to customary adjustments.
Expected volatility																										58.70%
Risk-free interest rate																										4.28%
Debt | $																										$ 520,000
Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							55,789																																								1,275
Number of warrants															100,000,000
Exercise price of share | $ / shares															$ 0.05
Commitment fee percentage																																															1.50%
Employees and service providers [member]
IfrsStatementLineItems [Line Items]
Number of options granted																										23,951		18
Stock option vesting period																												4 years
Exercise price | $ / shares																										$ 36
Contractual life of options																										5 years		5 years
Fair value of options at grant date | $																										$ 874,000		$ 219,000
Share-based expenses | $																										$ 1,000		$ 184,000
Vesting period description																										4
Share-based expenses | $																										$ 874,000
Employees directors advisory board and service providers [member]
IfrsStatementLineItems [Line Items]
Share-based payment expenses | $																							$ 15,274,000		$ 1,693,000
Top of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Expected volatility																												78.35%
Risk-free interest rate																												3.58%
Top of range [member] | Employees and service providers [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																												$ 188
Bottom of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Expected volatility																												73.01%
Risk-free interest rate																												3.42%
Bottom of range [member] | Employees and service providers [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																												$ 48.5
Bridge loans [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																				872,418																															872,418
Debt instruments held | $																				$ 1,350,000
Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Net proceeds | $																2,690,000
Warrant term description																			(i) the thirty day anniversary of the date of the Underwriting Agreement and (ii) the date on which the aggregate composite trading volume of the Company’s ordinary shares as reported by Bloomberg LP beginning on the date of the Underwriting Agreement exceeds 319 ordinary shares, a holder of Warrant As warrants may also provide notice and elect a cashless exercise
Fee and commission income | $																$ 2,910,000
Service provider agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																												214																					47
Payment for service | $																												$ 260,000
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										1,225
Description of conversion of debt to equity											The Alpha has the right, at any time, to convert all or any portion of the outstanding and unpaid principal amount and interest (including any costs, fees and charges) into the Company’s Ordinary Shares, at a conversion price equal to the lesser of $174 or 80% of the lowest volume weighted average price of the Company’s ordinary shares during the twenty trading days prior to the conversion, subject to customary adjustments as provided in the Alpha July Note including for fundamental transactions (the “Conversion option”) Any such conversion is subject to customary conversion limitations set forth in the Alpha July Note so the Alpha beneficially owns less than 4.99% of the Company’s Ordinary Shares. Any principal amount on the Alpha July Note which is not paid when due shall bear interest at the rate of the lesser of (i) 24.5% per annum and (ii) the maximum amount permitted by law during the Event of Default. Upon the occurrence of any Event of Default, the principal amount then outstanding plus accrued interest (including any costs, fees and charges) increases to 120% of such amount through the date of full repayment, as well as all costs of collection							Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement, so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the Alpha September 2023 Note into ordinary shares; provided that in no case shall the Company so convert the Alpha September 2023 Note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Warrants term											5 years 6 months			5 years 6 months
Number of warrants											7,317			5,532
Exercise price of share | $ / shares											$ 178			$ 336				$ 3,501
Debt | $																		$ 4,290,000
Securities purchase agreement [member] | Alpha april note [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares														$ 4.7025
Securities purchase agreement [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares																		$ 4.7025
2022 incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of authorized ordinary shares									53,500,000																																1,045,000
Private warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																				2,200,000																															2,200,000
Public warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																				6,250,000																															6,250,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Net proceeds | $																										$ 1,000
Expected volatility																										70.39%
Risk-free interest rate																										4.13%
Warrants issued																	213																												117
Warrant exercise price | $ / shares																	$ 4.7025																												$ 4.7025
Restricted share units [member] | Employees directors and service providers [member]
IfrsStatementLineItems [Line Items]
Stock option																										15,342		27
Share-based expenses | $																	$ 585,000									$ 978,000		$ 2,820,000
Number of RSUs granted																	702									15,373		92
Fair value at grant date | $ / shares																	$ 855
Vesting period description																	The RSUs shall vest monthly in equal installments over 18 months beginning on the anniversary of the grant date
Restricted share units [member] | Advisor [member]
IfrsStatementLineItems [Line Items]
Share-based expenses | $										$ 43,000
Fair value at grant date | $ / shares										$ 43
Restricted share units [member] | Employees executive officers and directors [member]
IfrsStatementLineItems [Line Items]
Share-based expenses | $									$ 1,176,000
Number of RSUs granted									14,430
Fair value at grant date | $ / shares									$ 82
Restricted share units [member] | Top of range [member] | Employees directors and service providers [member]
IfrsStatementLineItems [Line Items]
Fair value at grant date | $ / shares																												$ 2,300
Restricted share units [member] | Bottom of range [member] | Employees directors and service providers [member]
IfrsStatementLineItems [Line Items]
Fair value at grant date | $ / shares																												2,100
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							55,789						11,699,000							160,227		1,251			1,494	472,000											33,155,000					44,800,000			117			234			160,227	1
Net proceeds | $																						$ 527,000
Par value per share | $ / shares																							$ 0.000000000000287									$ 0.000000000000041	$ 0.00000000000001				$ 4.70250014886352	$ 0.165				$ 0.165	$ 0.0022
Debt | $													$ 119,000												$ 569,000
Ordinary shares issued upon conversion													410
Number of shares outstanding																																1,000,000	4,000,000				1,163,000	33,155,000				597,000	44,800,000
Number of shares authorized	[1]																						348,083,623,693,379,791,533,527			592,761				348,083,623,693,379,791,533,527
Ordinary shares [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										290,000
Ordinary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																					1,163,000					597,000
Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																5,672										1,620
Par value per share | $ / shares																$ 513										$ 513
Pre funded warrants convertible description																1-for-1 basis
Beneficial ownership percentage																4.99%
Underwriter a cash fee percentage																2.50%
Ordinary shares [member] | Underwriting agreement [member] | EFHutton LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			284
Par value per share | $ / shares																			$ 11,286
Warrants exercise price per share | $ / shares																			$ 11,286
Ordinary Shares Two [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																				303,053																															303,053
Net proceeds | $																				$ 3,110,000
Pre-funded warrant [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							131,930
Pre-funded warrant [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																										$ 4,052
Warrant B [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares																												4.7025
WarrantShares | $ / shares																												$ 284
Fees and expenses | $																												$ 697
Warrant B [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																												319
Warrant exercise price | $ / shares																												$ 106
Warrant shares																												319
Warrant B [member] | Inducement Offer letter Agreement [Member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares																												$ 2,458
Underwriter warrant [member]
IfrsStatementLineItems [Line Items]
Warrants term																										5 years
Warrants price per share | $ / shares																										$ 123
Expected volatility																										70.39%
Risk-free interest rate																										4.13%
Warrants issued																										312
Warrant exercise price | $ / shares																										$ 564
Warrant B one [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares																												$ 2,458
Warrant B one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																												106
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							25,000							25,000
Par value per share | (per share)																							$ 0.0001							€ 1.00														€ 1
Number of shares authorized																							25,000	[1]		25,000	[1]	25,000		25,000	[1]
Issued capital [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																							$ 0.0001
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													900,000							24,568,773																															24,568,773
Stock option																				32,211,716
Warrants exercise price, per share | $ / shares																				$ 11.5
Warrants market price per share | $ / shares																				$ 0.0204
Number of warrants																										5,387
Warrants [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														5,532
Par value per share | $ / shares														$ 336
Expected volatility														52.08%
Risk-free interest rate														5.17%
Number of shares converted																										7,188
Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Stock option																				200,000
Warrants exercise price, per share | $ / shares																				$ 11.5
Warrant price per share | $ / shares																				$ 5
Warrants term																				5 years
Expected volatility																										53.94%		73.74%
Risk-free interest rate																										4.27%		3.91%
Warrant A [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of warrants																										1,838
Warrant A [member] | Underwriting agreement [member] | EFHutton LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			284
Warrants exercise price per share | $ / shares																			$ 513
Warrant A [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		1,838
Warrants exercise price per share | $ / shares																		$ 4.7025
Warrant A [member] | Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			284
Warrant A [member] | Ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		1,838
Public offering [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Description of share-based payment arrangement																			(a) up to 43 additional ordinary shares (15% of the Firm Shares) at a subscription price per share of $11,286 (100% of the public offering price allocated to each Firm Share) (the “Option Shares” and together with the Firm Shares, the “Shares”) or Pre-Funded Warrants to subscribe for up to 43 ordinary shares at a price per share of $11,286 (100% of the public offering price allocated to each Firm Share less $11,281) and the remaining non pre-funded exercise price of each pre-funded warrant will be $11,281 per share, and/or (b) 43 warrants in the form of Warrant As to subscribe for an aggregate of 43 ordinary shares (15% of the Firm Warrants) at an exercise price of $11,286 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant As), and/or (c) 43 warrants in the form of Warrant Bs to purchase an aggregate of 43 ordinary shares (15% of the Firm Warrants) at a purchase price of $11,286 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant Bs) (the “Option Warrants” and together with the Firm Warrants and Pre-Funded Warrants, if any, the “Warrants”), which may be subscribed for in any combination of Option Shares and/or the Option Warrants
Public offering [member] | Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			43
Par value per share | $ / shares																			$ 11,286
Warrants exercise price per share | $ / shares																			$ 11,281
Public offering [member] | Pre-funded warrant [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			43
Warrants exercise price per share | $ / shares																			$ 11,281
Warrants price per share | $ / shares																			$ 11,286
Public offering [member] | Warrant A [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			43
Warrants exercise price per share | $ / shares																			$ 11,286
Public offering [member] | Warrant B [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			43
Warrants exercise price per share | $ / shares																			$ 11,286
Derivative financial liability pe share | $ / shares																										$ 129
Warrant B [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares																										425
Warrants to purchase ordinary amount | $																										$ 865,000
Warrant B [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		1,225
Warrants exercise price per share | $ / shares																		$ 3,501
Warrant B [member] | Ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		1,225
Pre-funded warrant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							131,930
Exercise price of share | $ / shares							$ 0.00285
Pre-funded warrant [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares																										$ 508
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										290																				32
Number of warrants																										467,424
Number of shares converted																										472																				54
Ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of warrants														1,225
Series A common warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										277,439
Number of shares outstanding																										488,762
Series A common warrants [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							375,439																																	390,763
Series B common warrants [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																								195,381
Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares, percentage																																																		15.00%
Number of shares authorized		88,211	83,508	239																												609,640			88,211	83,508														2,378
Incentive equity plan [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Stock option		330,715	4,704	60,976
Incentive equity plan [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Stock option		190,714		18,641

[1]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) see also notes 1.E – 1.H.